FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances And Other Borrowings
FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

8. FEDERAL HOME LOAN BANK ADVANCES AND OTHER BORROWINGS

Advances from FHLB totaled $17.7 million and $24.1 million at December 31, 2011 and 2010, respectively, with a weighted average interest rate of 3.41 percent and 3.54 percent, respectively.

At December 31, 2011 advances totaling $1.0 million with a rate of 3.88 percent, have fixed maturity dates, while at December 31, 2010, advances totaling $4.0 million with a weighted average rate of 3.69 percent, have fixed maturity dates. At December 31, 2011, advances totaling $680 thousand with a weighted average rate of 3.73 percent, were amortizing advances with monthly payments of principal and interest, while at December 31, 2010, advances totaling $1.1 million with a weighted average rate of 3.73 percent, were amortizing advances with monthly payments of principal and interest. These advances are secured by blanket pledges of certain 1-4 family residential mortgages totaling $76.5 million at December 31, 2011 and $102.7 million at December 31, 2010.

Also at December 31, 2011, the Corporation had $16.0 million in variable rate advances, with a weighted average rate of 3.45 percent, that are noncallable for one, two or three years and then callable quarterly with final maturities of five, seven or ten years from the original date of the advance, while at December 31, 2010, the Corporation had $19.0 million in variable rate advances, with a weighted average rate of 3.29 percent. All of these advances are beyond their initial noncallable periods. These advances are secured by pledges of investment securities totaling $20.1 million at December 31, 2011 and $22.2 million at December 31, 2010.

The advances have prepayment penalties.

The scheduled principal repayments and maturities of advances are as follows:

(In Thousands)
2012	$5,462
2013	218
2014	—
2015	—
2016	—
Over 5 Years	12,000
Total	$17,680

At December 31, 2011 and at December 31, 2010 there were no overnight borrowings with the FHLB. At December 31, 2011, unused short-term or overnight borrowing commitments totaled $462.4 million from the FHLB and $28.9 million from correspondent banks.